Offerings	Sep. 04, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.200% Senior Notes due 2027
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99866
Maximum Aggregate Offering Price	$ 599,196,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 88,441
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s Registration Statement on Form
S-3
(No.
333-281896),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Senior Notes due 2034
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99638
Maximum Aggregate Offering Price	$ 597,828,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 88,240
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s Registration Statement on Form
S-3
(No.
333-281896),
in accordance with Rules 456(b) and 457(r) under the Securities Act.